N-2 $ in Thousands	May 23, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0001838126
Amendment Flag	false
Securities Act File Number	814-01431
Document Type	8-K
Entity Registrant Name	HPS CORPORATE LENDING FUND
Entity Address, Address Line One	40 West 57th Street
Entity Address, Address Line Two	33rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	287-6767
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On May 23, 2024 (the “Closing Date”), HPS Corporate Lending Fund (the “Fund”) completed its $526.00 million term debt securitization (the “2024 Debt Securitization”), also known as a collateralized loan obligation, in connection with which a subsidiary of the Fund issued the Notes (as defined below). The 2024 Debt Securitization is subject to the Fund’s overall asset coverage requirement.

Long Term Debt, Principal	$ 526,000
Long Term Debt, Structuring [Text Block]
The notes offered in the 2024 Debt Securitization were issued by
HLEND CLO 2024-2, LLC
(the “2024 Issuer”), an indirect, wholly-owned and consolidated subsidiary of the Fund, and consist of
(i) Class A-1
Senior Secured Floating Rate Notes,
Class A-2
Senior Secured Floating Rate Notes,
Class A-F
Senior Secured Fixed Rate Notes,
Class B-1
Senior Secured Floating Rate Notes,
Class B-2
Senior Secured Floating Rate Notes,
Class B-F
Senior Secured Fixed Rate Notes,
Class C-1
Secured Deferrable Floating Rate Notes,
Class C-2
Secured Deferrable Floating Rate Notes, and
Class C-F
Secured Deferrable Fixed Rate Notes (collectively, the “Secured Notes”), and (ii) the subordinated notes issued by the 2024 Issuer (the “Subordinated Notes” and, together with the Secured Notes, the “Notes”), the terms of which are summarized in the table below:

Class	Par Size ($)	Ratings (S&P)	Coupon
Class A-1 Notes	255,000,000	AAA(sf)	SOFR + 0.250%
Class A-2 Notes	40,850,000	AAA(sf)	SOFR + 1.875%
Class A-F Notes	9,150,000	AAA(sf)	6.275%
Class B-1 Notes	35,000,000	AA(sf)	SOFR + 0.500%
Class B-2 Notes	13,500,000	AA(sf)	SOFR + 2.400%
Class B-F Notes	1,500,000	AA(sf)	6.714%
Class C-1 Notes	31,500,000	A(sf)	SOFR + 0.750%
Class C-2 Notes	12,150,000	A(sf)	SOFR + 3.200%
Class C-F Notes	1,350,000	A(sf)	7.490%
Subordinated Notes	126,000,000	N/A	N/A

Long Term Debt, Dividends and Covenants [Text Block]
The Secured Notes are the secured obligations of the 2024 Issuer, the Subordinated Notes are the unsecured obligations of the 2024 Issuer, and the indenture governing the Notes include customary covenants and events of default. The Notes have not been, and will not be, registered under the Securities Act of 1933, as amended, or any state securities or “blue sky” laws and may not be offered or sold in the United States absent registration with the Securities and Exchange Commission or an applicable exemption from registration.